Stockholders’ Equity (Deficit) - Summary of Stock Warrants Activity (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of warrants Outstanding at the beginning of the period	16,666,667	16,666,667
Number of warrants Exercisable at beginning	16,666,667	16,666,667
Number of warrants Granted			33,333,317
Number of warrants Exercised			(16,666,650)
Number of warrants Forfeited/Cancelled
Number of warrants Outstanding at the end of the period	16,666,667	16,666,667	16,666,667
Number of warrants Exercisable at end of the period	16,666,667	16,666,667	16,666,667
Weighted Average Exercise Price Outstanding at the beginning of the period	$ 0.15	$ 0.15
Weighted Average Exercise Price Exercisable at the beginning of the period	0.15	0.15
Weighted Average Exercise Price Granted			0.08
Weighted Average Exercise Price Exercised			0.00
Weighted Average Exercise Price Forfeited/Cancelled
Weighted Average Exercise Price Outstanding at the end of the period	0.15	0.15	0.15
Weighted Average Exercise Price Exercisable at end of the period	$ 0.15	$ 0.15	$ 0.15